Significant Accounting Policies (Details) - USD ($)		6 Months Ended		12 Months Ended
	Nov. 19, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies
Cash		$ 122,459	$ 954,598	$ 292,717
Amount withdrawn from trust account to pay tax obligations		582,139		414,809
Accretion amount	$ 20,121,064
Transaction costs		8,553,410		8,553,410
Underwriting discount		2,875,000		2,875,000
Deferred underwriting fee payable		5,031,250	5,031,250	5,031,250
Other offering costs		647,160		647,160
Offering costs expensed		378,462	378,462
Unrecognized tax benefits				0
Accrued for interest and penalties				0
Cash equivalents		0		0
Cash			954,598	292,717
Federal depository insurance coverage		250,000		250,000
Cash and securities held in Trust Account		44,766,782	$ 145,913,226	147,639,566
U.S. Treasury Bills
Significant Accounting Policies
Cash and securities held in Trust Account		44,766,269		147,639,102
U.S. Money Market
Significant Accounting Policies
Cash and securities held in Trust Account		513		464
Initial Public Offering
Significant Accounting Policies
Offering costs charged to temporary equity		$ 8,174,948		$ 8,174,948